(Columbia Active Portfolios�����Select Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Active Portfolios�����Select Large Cap Growth Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Active Portfolios�����Select Large Cap Growth Fund)		Class A Shares
Management fees		0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.26%
Total annual Fund operating expenses		1.26%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.19%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.19% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Active Portfolios�����Select Large Cap Growth Fund) (USD $)	1 Year	3 Years
Class A Shares	121	385

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $835 million and $501.62 billion as of February 29, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time emphasize one or more economic sectors in selecting its investments and may invest more than 25% of its assets in companies in each of the technology and health care sectors.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk ��� Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Updated performance information will be available by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

(Active Portfolios�� Multi-Manager Core Plus Bond Fund)
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Active Portfolios�� Multi-Manager Core Plus Bond Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Portfolios�� Multi-Manager Core Plus Bond Fund)		Class A Shares
Management fees		0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.28%
Total annual Fund operating expenses		1.00%
Fee waivers and/or reimbursements	[2]	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.84%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.84% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Active Portfolios�� Multi-Manager Core Plus Bond Fund) (USD $)	1 Year	3 Years
Class A Shares	86	286

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is a diversified fund that pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in bonds and other debt securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund's investment objective.

Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Fund's Subadvisers. The Subadvisers are Federated Investment Management Company (Federated) and TCW Investment Management Company (TCW). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities and bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined by Columbia Management or the applicable Subadviser to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by Columbia Management or the applicable Subadviser to be of comparable quality. The Fund also may participate in mortgage dollar rolls in an amount up to the Fund's then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level.

Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.

The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to change the effective duration of the Fund or a sleeve of the Fund. The Fund also may invest in private placements.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.

Columbia Management Sleeve

Columbia Management evaluates a number of factors in identifying investment opportunities and constructing its sleeve of the Fund. The selection of debt obligations is the primary decision in building the investment portfolio.

Columbia Management evaluates a security based on its potential to generate income and/or capital appreciation. Columbia Management considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

Columbia Management also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to allocate sleeve assets among issuers, securities, industry sectors and maturities.

Columbia Management may sell a security if it believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Federated Sleeve

Federated seeks to enhance the performance of its sleeve by allocating relatively more assets to a fixed-income sector that Federated expects to offer the best balance between total return and risk and thus offer the greatest potential for return.

Federated utilizes a four-part decision making process. First, Federated lengthens or shortens portfolio duration from time to time based on its interest rate outlook. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. Second, Federated strategically positions sleeve assets based on its expectations for changes in the relative yield of similar securities with different maturities (frequently referred to as a "yield curve"). Federated tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. Third, Federated pursues relative value opportunities within the sectors in which the Fund may invest. Finally, Federated selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, Federated employs fundamental analysis in an effort to identify those corporate debt securities with the most potential upside within specific credit quality constraints. Similarly, with respect to mortgage-backed securities, Federated utilizes quantitative models to analyze specific characteristics of the underlying mortgage pool and find those securities in the sector it believes are most attractive.

This four-part investment process is designed to capture the depth of experience and focus of each of Federated's fixed-income sector teams - government, corporate, mortgage-backed, asset-backed, high-yield and international.

Federated may seek to hedge investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns.

Federated typically sells securities for one of two reasons: first and foremost, for credit concerns - if Federated believes that the credit will deteriorate more than anticipated by the market; and second, for valuation reasons - if the yield moves inside of other comparable industry issuers and thus represents a lesser risk/reward profile on a total return basis. Federated does not employ or set strict quantitative sell disciplines.

TCW Sleeve

With respect to its sleeve, TCW seeks to enhance the Fund's performance through the measured and diversified application of five fixed income management strategies: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution. TCW's investment philosophy is predicated on a long-term economic outlook, and investments are characterized by diversification among the sectors of the fixed income marketplace. In seeking to identify undervalued securities, TCW focuses on such investment metrics as current yield, potential for price appreciation, position in capital structure via other creditors, yield to maturity, rating, duration, and liquidity. The most important facet of TCW's portfolio construction process is the application of independent, bottom-up research in an effort to identify securities that are undervalued and that offer a superior risk/return profile. TCW seeks to control risk through a variety of techniques including diversification, duration constraints, and quantitative scenario analysis. Under normal market conditions, TCW seeks to construct for its sleeve an investment portfolio with a weighted average effective duration of no more than eight years.

TCW may sell portfolio securities when it determines to take advantage of a better investment opportunity because TCW believes that the Fund's current portfolio securities no longer represent relatively attractive investment opportunities.

Principal Risks

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

(Active Portfolios�� Multi-Manager Small Cap Equity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Active Portfolios�� Multi-Manager Small Cap Equity Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Portfolios�� Multi-Manager Small Cap Equity Fund)		Class A Shares
Management fees		0.96%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.45%
Total annual Fund operating expenses		1.66%
Fee waivers and/or reimbursements	[2]	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.34%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Active Portfolios�� Multi-Manager Small Cap Equity Fund) (USD $)	1 Year	3 Years
Class A Shares	136	459

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is a diversified fund that pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000�� Index at the time of purchase (between $26.0 million and $3.6 billion as of February 29, 2012). The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in real estate investment trusts (REITs) and exchange-traded funds (ETFs).

Columbia Management is responsible for providing day-to-day portfolio management of two sleeves of the Fund and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC (EAM) and RS Investment Management Co. LLC (RS Investments). In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM's sleeve. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.

Columbia Management ��� Small Cap Value Strategy Sleeve

Columbia Management combines fundamental and quantitative analysis with risk management in seeking to identify value opportunities and construct this sleeve. When selecting investments, Columbia Management considers, among other factors:

  businesses that Columbia Management believes to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Management believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Columbia Management may sell a security when the security's price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

DGHM ��� Small Cap Value Strategy Sleeve

Other than assets invested in REITs (as described below), DGHM invests this sleeve's assets primarily in small capitalization equity securities of domestic companies that DGHM believes are undervalued. The companies may be unseasoned or established companies.

In identifying securities for this sleeve, DGHM utilizes a proprietary valuation model combined with in-depth industry and company specific research developed by DGHM. More specifically, DGHM uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to DGHM's assessment of their potential value. DGHM focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities to purchase. DGHM may weigh other factors against a company's valuation in deciding which companies appear attractive for investment. These factors may include the following:

  quality of the business franchise,

  competitive advantage,

  economic or market conditions,

  deployment of capital, and/or

  reputation, experience, and competence of the company's management.

In implementing its investment strategy, DGHM invests with a multi-year investment horizon rather than focusing on the month or quarter end data. DGHM does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices, etc.). Additionally, DGHM does not attempt to predict the direction of the stock market.

DGHM may invest a significant portion of its sleeve assets in one or more sectors of the equity securities market, including but not limited to healthcare, technology and natural resources sectors.

Generally, securities are sold when the characteristics and factors used to select the securities change or the securities have appreciated to the point where it is no longer attractive for the Fund to hold.

REMS provides advisory services with respect to investments that this sleeve may make in REITs. DGHM is responsible for the overall management of this sleeve and the supervision of REMS. There is no pre-determined allocation to REMS, and the allocation is determined through on-going discussions between these Subadvisers. When providing advisory services with respect to DGHM's sleeve, REMS follows the investment approach described above for DGHM.

EAM ��� Small Cap Growth Strategy Sleeve

EAM chooses investments for this sleeve through bottom-up fundamental analysis, which utilizes a blend of a quantitative discovery process to screen for investment ideas that meet certain criteria, including, but not limited to, technical factors, such as changes in relative price strength, and fundamental factors, such as earnings surprise and estimate revisions (the Discovery Phase), and a qualitative analysis process (the Analysis Phase). In selecting individual securities for investment, EAM seeks companies with the potential for sustained earnings acceleration.

To that end, during the Discovery Phase EAM looks to identify companies likely to benefit from positive fundamental change by utilizing an objective screening process. Those companies meeting the criteria established to move beyond the Discovery Phase next move to the Analysis Phase, where EAM seeks to determine whether any changes in the company's fundamentals have occurred, whether those changes may lead to sustainable earnings growth acceleration and whether it is a timely investment in terms of EAM's fundamental valuation of the company and its current market price. During the Analysis Phase, EAM considers such factors as the company's internal environment (e.g., a new product, new management or change in cost structure) and/or external environment (e.g., new regulations, new geographies, market share shifts and new business incentives).

EAM may sell a security if EAM believes that other investments are more attractive, the company's fundamentals have deteriorated (including but not limited to deteriorating relative strength, negative internal and/or external change, negative estimate revisions and/or negative earnings surprise), the company's catalyst for growth is already reflected in the security's price (i.e., the security is fully valued), or for other reasons.

RS Investments ��� Concentrated Small Cap Growth Strategy Sleeve

RS Investments is focused on companies that have market capitalizations (at the time of purchase) of $3 billion or smaller. RS Investments' sleeve typically invests most of its assets in securities of U.S. companies, but may also invest a portion of its assets in foreign securities. The RS Investments sleeve will typically hold securities of a relatively small number of stocks (generally between 20-30).

RS Investments employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that it believes have greater earnings growth potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: proprietary advantages, leading market share, expanding margins and profitability, strong organic revenue growth and experienced management teams. Purchase decisions are based on RS Investments' expectation of the potential reward relative to risk of each security and on RS Investments' long term earnings estimates.

RS Investments' sell discipline includes both quantitative and qualitative analysis of each position. Investments are typically sold when RS Investments' believes that: anticipated price appreciation has been achieved or is no longer probable; alternate investments offer superior reward to risk potential; or a fundamental change has occurred in the company or its market.

Columbia Management ��� Liquidity Strategy Sleeve

Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).

Principal Risks

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Investing in Other Funds Risk ��� The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Real Estate Investment Trusts Risk ��� Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 2000 Index, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(Active Portfolios�� Multi-Manager Alternative Strategies Fund)
Investment Objective
The Fund seeks capital appreciation with an emphasis on absolute (positive) returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Active Portfolios�� Multi-Manager Alternative Strategies Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Portfolios�� Multi-Manager Alternative Strategies Fund)		Class A Shares
Management fees		1.10%
Distribution and/or service (Rule 12b-1) fees		0.25%
Dividend expenses and borrowing costs on securities sold short	[1]	0.09%
Remainder of other expenses		0.42%
Other expenses	[2]	0.51%
Total annual Fund operating expenses		1.86%
Fee waivers and/or reimbursements	[3]	(0.27%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.59%
[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.50% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Active Portfolios�� Multi-Manager Alternative Strategies Fund) (USD $)	1 Year	3 Years
Class A Shares	162	531

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles and strategies across different markets. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, techniques and practices that are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle.

Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are AQR Capital Management, LLC (AQR), Eaton Vance Management (Eaton Vance), Wasatch Advisors, Inc. (Wasatch) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

As described below, the Subadvisers' investment strategies and techniques may involve seeking exposure to capital markets; seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; and/or seeking to benefit from cyclical themes and relationships or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity and fixed income markets.

The Fund may employ both long (an ordinary purchase) and short (described below) positions in equity securities (including common stock, preferred stock and convertible securities), fixed-income securities (including sovereign and quasi-sovereign debt obligations, corporate bonds, notes and debentures), derivative instruments (including futures, forwards, swaps and commodity-linked investments) and exchange-traded funds (ETFs). When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund's portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.

The Fund may invest in early stage companies and initial public offerings (IPOs). The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as "high yield securities" or "junk bonds") or, if unrated, deemed by the Investment Manager or applicable Subadviser, as the case may be, to be of comparable quality. The Fund may also engage in repurchase agreements and reverse repurchase agreements.

It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in commodity-linked investments (including, but not limited to, commodity-linked futures, structured notes and swaps on commodity futures), futures (including, but not limited to, currency, equity, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including, but not limited to, options on currencies, equities, interest rates and swaps, which are commonly referred to as "swaptions") and swaps (including, but not limited to, swaps on commodity and fixed income futures and credit default, cross-currency, interest rate and total return swaps). The Fund may use these derivatives in an effort to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund's effective duration. One or more of the strategies used by the Fund and the Subsidiaries may result in leveraged exposure in general and to one or more specific asset classes.

The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (each, a Subsidiary) and managed by Columbia Management. One Subsidiary is subadvised by AQR and one is subadvised by Eaton Vance. Both Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund's investment restrictions applied on a "look through" basis. Generally, the Subsidiaries will invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AQR and Eaton Vance are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiary that they subadvise and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.

The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.

The Subsidiaries' commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in Subsidiaries, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities or instruments, which may increase brokerage and other transaction costs and have adverse tax consequences.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The AQR Sleeve ��� Managed Futures Strategy

AQR invests its sleeve primarily in a portfolio of futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and total return swaps on equity indices; global developed and emerging market currency forwards; commodity futures and swaps on commodity futures; interest rate futures, bond futures and swaps on bond futures, either by investing directly in those instruments or indirectly by investing in a Subsidiary. AQR may invest this sleeve without limit in foreign instruments, including emerging market instruments. The sleeve's universe of investments includes futures, futures-related instruments, global developed and emerging market exchange traded futures, exchange traded notes and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments may change as market conditions change and as these instruments evolve over time. The investment return of AQR's sleeve is expected to be derived principally from changes in the value of securities.

AQR uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments. Once AQR identifies a trend, the sleeve will take either a long or short position in the given instrument. The size of the position taken will relate to AQR's confidence in the trend continuing as well as AQR's estimate of the instrument's risk. In addition, AQR may reduce the sleeve's position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that its sleeve will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but AQR may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

AQR expects the value of sleeve assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.

The Eaton Vance Sleeve - Global Macro Advantage Strategy

With respect to its sleeve, Eaton Vance invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. Eaton Vance normally invests in multiple countries and may have significant exposure to foreign currencies. Eaton Vance's long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. Eaton Vance may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. Eaton Vance's investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. Eaton Vance may invest in fixed income securities, a wide variety of derivative instruments, commodities-related investments and equity securities. Eaton Vance expects to achieve certain exposures primarily through derivative transactions, including, but not limited to, foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, each of which may create economic leverage. Eaton Vance may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending.

Eaton Vance utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

Eaton Vance employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies is intended to be substantially independent of longer term movements in the stock and bond market.

The Water Island Sleeve - Multi-Event Arbitrage Strategies

Water Island invests this sleeve in equity and debt securities of companies the prices of which Water Island believes are being or will be impacted by a corporate event. Specifically, Water Island employs investment strategies designed to capture price movements generated by publicly announced or anticipated corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

Water Island may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage seeks to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common arbitrage activity, and the approach Water Island generally will use, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. Water Island may engage in short sales when the terms of a proposed acquisition call for the exchange of common stock and/or other securities.

Convertible Arbitrage seeks to profit from pricing discrepancies between an issuer's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy Water Island generally will use, matches a long position in the convertible security with a short position in the underlying common stock. Water Island seeks to purchase convertible securities at discounts to their expected future values and sell shares of the underlying common stock short in order to hedge against equity market movements. The positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage seeks to profit from pricing discrepancies between related debt and/or equity securities. For example, Water Island may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example, the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. It is expected that positions will be liquidated when pricing discrepancies disappear.

Water Island continuously monitors its investments and evaluates each investment's risk/return profile, on both an investment and sleeve level, taking into account the availability of other event-driven opportunities. As a result of this continuous examination of investment conditions, Water Island will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what Water Island believes are the best risk-adjusted opportunities available.

When determining whether to sell or cover a security, Water Island continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. Water Island will sell or cover a security when the securities of the companies involved in the transaction do not meet its expected return criteria in light of prevailing market prices and the relative risks of the situation.

The Wasatch Sleeve - Equity Long/Short Strategy

Wasatch invests this sleeve primarily in equity securities by maintaining long equity positions and short equity positions. Wasatch seeks to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500�� Index). Under normal market conditions, Wasatch invests its sleeve's assets typically in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that Wasatch has identified as being undervalued ("long" equity positions) and sells short those securities ("short" equity positions) that Wasatch has identified as being overvalued.

Wasatch believes that the best opportunities to invest arise when the market's perception of the values of individual companies (measured by the stock price) differs widely from Wasatch's assessment of the intrinsic values of such companies. Wasatch also believes that opportunities to invest in undervalued and overvalued stocks arise due to a variety of market inefficiencies including:

  Changes in market participant psychology and circumstances.

  Imperfect information.

  Forecasts and projections by Wall Street analysts and company representatives that differ from Wasatch's forecasts and projections.

When evaluating a potential long or short investment for the Fund, Wasatch employs a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with particular emphasis on company fundamentals.

Wasatch intends to engage in short sales of securities of companies that it believes:

  Have earnings that appear to be reflected in the current price.

  Are likely to fall short of market expectations.

  Are in industries exhibiting weaknesses.

  Have poor management.

  Are likely to suffer an event affecting long-term earnings.

Wasatch may invest in derivatives, such as options, in order to hedge risk. In addition, Wasatch may invest in fixed income securities, including corporate notes, bonds and debentures, including those rated below investment grade. The Wasatch sleeve may invest a large percentage of its assets in relatively few sectors, and the sleeve is expected to have a high turnover rate.

Columbia Management - Liquidity Strategy Sleeve

Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).

Principal Risks

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Credit Default Swaps ��� The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument, and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Forward Rate Agreements ��� Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The Fund may act as a buyer or a seller.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk ��� Interest Rate Swaps - The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk ��� Total Return Swaps - In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Investing in Other Funds Risk ��� The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Commodity-Related Investment Risk ��� The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Reverse Repurchase Agreements Risk ��� Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

  Repurchase Agreements Risk ��� Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.

  Short Selling Risk ��� The Fund may make short sales, which involve selling a security or other assets the Fund does not own in anticipation that its price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions.

  Risk of Investing in Wholly-Owned Subsidiary - By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. In managing the Subsidiary's investment portfolio, the Investment Manager will manage the Subsidiary's portfolio in accordance with the Fund's investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Tax Risk ��� As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiaries, which, in turn, would invest in commodities or commodity-linked instruments. Each Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiaries as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiaries, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or the Fund's liquidation. See Taxes below for more information about the Fund's status as a regulated investment company.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

  Sovereign Debt Risk ��� A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Citigroup 3-month U.S. Treasury Bill Index, which is an unmanaged index that represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.

(Columbia Active Portfolios�����Select Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Active Portfolios�����Select Large Cap Growth Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Active Portfolios�����Select Large Cap Growth Fund)		Class A Shares
Management fees		0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.26%
Total annual Fund operating expenses		1.26%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.19%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.19% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Active Portfolios�����Select Large Cap Growth Fund) (USD $)	1 Year	3 Years
Class A Shares	121	385

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $835 million and $501.62 billion as of February 29, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time emphasize one or more economic sectors in selecting its investments and may invest more than 25% of its assets in companies in each of the technology and health care sectors.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk ��� Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Updated performance information will be available by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

(Active Portfolios�� Multi-Manager Core Plus Bond Fund)
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Active Portfolios�� Multi-Manager Core Plus Bond Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Portfolios�� Multi-Manager Core Plus Bond Fund)		Class A Shares
Management fees		0.47%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.28%
Total annual Fund operating expenses		1.00%
Fee waivers and/or reimbursements	[2]	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.84%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.84% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Active Portfolios�� Multi-Manager Core Plus Bond Fund) (USD $)	1 Year	3 Years
Class A Shares	86	286

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is a diversified fund that pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in bonds and other debt securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund's investment objective.

Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Fund's Subadvisers. The Subadvisers are Federated Investment Management Company (Federated) and TCW Investment Management Company (TCW). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities and bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined by Columbia Management or the applicable Subadviser to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by Columbia Management or the applicable Subadviser to be of comparable quality. The Fund also may participate in mortgage dollar rolls in an amount up to the Fund's then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level.

Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.

The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to change the effective duration of the Fund or a sleeve of the Fund. The Fund also may invest in private placements.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.

Columbia Management Sleeve

Columbia Management evaluates a number of factors in identifying investment opportunities and constructing its sleeve of the Fund. The selection of debt obligations is the primary decision in building the investment portfolio.

Columbia Management evaluates a security based on its potential to generate income and/or capital appreciation. Columbia Management considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

Columbia Management also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to allocate sleeve assets among issuers, securities, industry sectors and maturities.

Columbia Management may sell a security if it believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Federated Sleeve

Federated seeks to enhance the performance of its sleeve by allocating relatively more assets to a fixed-income sector that Federated expects to offer the best balance between total return and risk and thus offer the greatest potential for return.

Federated utilizes a four-part decision making process. First, Federated lengthens or shortens portfolio duration from time to time based on its interest rate outlook. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. Second, Federated strategically positions sleeve assets based on its expectations for changes in the relative yield of similar securities with different maturities (frequently referred to as a "yield curve"). Federated tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. Third, Federated pursues relative value opportunities within the sectors in which the Fund may invest. Finally, Federated selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, Federated employs fundamental analysis in an effort to identify those corporate debt securities with the most potential upside within specific credit quality constraints. Similarly, with respect to mortgage-backed securities, Federated utilizes quantitative models to analyze specific characteristics of the underlying mortgage pool and find those securities in the sector it believes are most attractive.

This four-part investment process is designed to capture the depth of experience and focus of each of Federated's fixed-income sector teams - government, corporate, mortgage-backed, asset-backed, high-yield and international.

Federated may seek to hedge investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns.

Federated typically sells securities for one of two reasons: first and foremost, for credit concerns - if Federated believes that the credit will deteriorate more than anticipated by the market; and second, for valuation reasons - if the yield moves inside of other comparable industry issuers and thus represents a lesser risk/reward profile on a total return basis. Federated does not employ or set strict quantitative sell disciplines.

TCW Sleeve

With respect to its sleeve, TCW seeks to enhance the Fund's performance through the measured and diversified application of five fixed income management strategies: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution. TCW's investment philosophy is predicated on a long-term economic outlook, and investments are characterized by diversification among the sectors of the fixed income marketplace. In seeking to identify undervalued securities, TCW focuses on such investment metrics as current yield, potential for price appreciation, position in capital structure via other creditors, yield to maturity, rating, duration, and liquidity. The most important facet of TCW's portfolio construction process is the application of independent, bottom-up research in an effort to identify securities that are undervalued and that offer a superior risk/return profile. TCW seeks to control risk through a variety of techniques including diversification, duration constraints, and quantitative scenario analysis. Under normal market conditions, TCW seeks to construct for its sleeve an investment portfolio with a weighted average effective duration of no more than eight years.

TCW may sell portfolio securities when it determines to take advantage of a better investment opportunity because TCW believes that the Fund's current portfolio securities no longer represent relatively attractive investment opportunities.

Principal Risks

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

(Active Portfolios�� Multi-Manager Small Cap Equity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Active Portfolios�� Multi-Manager Small Cap Equity Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Portfolios�� Multi-Manager Small Cap Equity Fund)		Class A Shares
Management fees		0.96%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.45%
Total annual Fund operating expenses		1.66%
Fee waivers and/or reimbursements	[2]	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.34%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Active Portfolios�� Multi-Manager Small Cap Equity Fund) (USD $)	1 Year	3 Years
Class A Shares	136	459

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is a diversified fund that pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000�� Index at the time of purchase (between $26.0 million and $3.6 billion as of February 29, 2012). The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in real estate investment trusts (REITs) and exchange-traded funds (ETFs).

Columbia Management is responsible for providing day-to-day portfolio management of two sleeves of the Fund and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC (EAM) and RS Investment Management Co. LLC (RS Investments). In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM's sleeve. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.

Columbia Management ��� Small Cap Value Strategy Sleeve

Columbia Management combines fundamental and quantitative analysis with risk management in seeking to identify value opportunities and construct this sleeve. When selecting investments, Columbia Management considers, among other factors:

  businesses that Columbia Management believes to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Management believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Columbia Management may sell a security when the security's price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

DGHM ��� Small Cap Value Strategy Sleeve

Other than assets invested in REITs (as described below), DGHM invests this sleeve's assets primarily in small capitalization equity securities of domestic companies that DGHM believes are undervalued. The companies may be unseasoned or established companies.

In identifying securities for this sleeve, DGHM utilizes a proprietary valuation model combined with in-depth industry and company specific research developed by DGHM. More specifically, DGHM uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to DGHM's assessment of their potential value. DGHM focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities to purchase. DGHM may weigh other factors against a company's valuation in deciding which companies appear attractive for investment. These factors may include the following:

  quality of the business franchise,

  competitive advantage,

  economic or market conditions,

  deployment of capital, and/or

  reputation, experience, and competence of the company's management.

In implementing its investment strategy, DGHM invests with a multi-year investment horizon rather than focusing on the month or quarter end data. DGHM does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices, etc.). Additionally, DGHM does not attempt to predict the direction of the stock market.

DGHM may invest a significant portion of its sleeve assets in one or more sectors of the equity securities market, including but not limited to healthcare, technology and natural resources sectors.

Generally, securities are sold when the characteristics and factors used to select the securities change or the securities have appreciated to the point where it is no longer attractive for the Fund to hold.

REMS provides advisory services with respect to investments that this sleeve may make in REITs. DGHM is responsible for the overall management of this sleeve and the supervision of REMS. There is no pre-determined allocation to REMS, and the allocation is determined through on-going discussions between these Subadvisers. When providing advisory services with respect to DGHM's sleeve, REMS follows the investment approach described above for DGHM.

EAM ��� Small Cap Growth Strategy Sleeve

EAM chooses investments for this sleeve through bottom-up fundamental analysis, which utilizes a blend of a quantitative discovery process to screen for investment ideas that meet certain criteria, including, but not limited to, technical factors, such as changes in relative price strength, and fundamental factors, such as earnings surprise and estimate revisions (the Discovery Phase), and a qualitative analysis process (the Analysis Phase). In selecting individual securities for investment, EAM seeks companies with the potential for sustained earnings acceleration.

To that end, during the Discovery Phase EAM looks to identify companies likely to benefit from positive fundamental change by utilizing an objective screening process. Those companies meeting the criteria established to move beyond the Discovery Phase next move to the Analysis Phase, where EAM seeks to determine whether any changes in the company's fundamentals have occurred, whether those changes may lead to sustainable earnings growth acceleration and whether it is a timely investment in terms of EAM's fundamental valuation of the company and its current market price. During the Analysis Phase, EAM considers such factors as the company's internal environment (e.g., a new product, new management or change in cost structure) and/or external environment (e.g., new regulations, new geographies, market share shifts and new business incentives).

EAM may sell a security if EAM believes that other investments are more attractive, the company's fundamentals have deteriorated (including but not limited to deteriorating relative strength, negative internal and/or external change, negative estimate revisions and/or negative earnings surprise), the company's catalyst for growth is already reflected in the security's price (i.e., the security is fully valued), or for other reasons.

RS Investments ��� Concentrated Small Cap Growth Strategy Sleeve

RS Investments is focused on companies that have market capitalizations (at the time of purchase) of $3 billion or smaller. RS Investments' sleeve typically invests most of its assets in securities of U.S. companies, but may also invest a portion of its assets in foreign securities. The RS Investments sleeve will typically hold securities of a relatively small number of stocks (generally between 20-30).

RS Investments employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that it believes have greater earnings growth potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: proprietary advantages, leading market share, expanding margins and profitability, strong organic revenue growth and experienced management teams. Purchase decisions are based on RS Investments' expectation of the potential reward relative to risk of each security and on RS Investments' long term earnings estimates.

RS Investments' sell discipline includes both quantitative and qualitative analysis of each position. Investments are typically sold when RS Investments' believes that: anticipated price appreciation has been achieved or is no longer probable; alternate investments offer superior reward to risk potential; or a fundamental change has occurred in the company or its market.

Columbia Management ��� Liquidity Strategy Sleeve

Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).

Principal Risks

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Investing in Other Funds Risk ��� The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Real Estate Investment Trusts Risk ��� Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 2000 Index, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(Active Portfolios�� Multi-Manager Alternative Strategies Fund)
Investment Objective
The Fund seeks capital appreciation with an emphasis on absolute (positive) returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Active Portfolios�� Multi-Manager Alternative Strategies Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Portfolios�� Multi-Manager Alternative Strategies Fund)		Class A Shares
Management fees		1.10%
Distribution and/or service (Rule 12b-1) fees		0.25%
Dividend expenses and borrowing costs on securities sold short	[1]	0.09%
Remainder of other expenses		0.42%
Other expenses	[2]	0.51%
Total annual Fund operating expenses		1.86%
Fee waivers and/or reimbursements	[3]	(0.27%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.59%
[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.50% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Active Portfolios�� Multi-Manager Alternative Strategies Fund) (USD $)	1 Year	3 Years
Class A Shares	162	531

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles and strategies across different markets. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, techniques and practices that are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle.

Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are AQR Capital Management, LLC (AQR), Eaton Vance Management (Eaton Vance), Wasatch Advisors, Inc. (Wasatch) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

As described below, the Subadvisers' investment strategies and techniques may involve seeking exposure to capital markets; seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; and/or seeking to benefit from cyclical themes and relationships or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity and fixed income markets.

The Fund may employ both long (an ordinary purchase) and short (described below) positions in equity securities (including common stock, preferred stock and convertible securities), fixed-income securities (including sovereign and quasi-sovereign debt obligations, corporate bonds, notes and debentures), derivative instruments (including futures, forwards, swaps and commodity-linked investments) and exchange-traded funds (ETFs). When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund's portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.

The Fund may invest in early stage companies and initial public offerings (IPOs). The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as "high yield securities" or "junk bonds") or, if unrated, deemed by the Investment Manager or applicable Subadviser, as the case may be, to be of comparable quality. The Fund may also engage in repurchase agreements and reverse repurchase agreements.

It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in commodity-linked investments (including, but not limited to, commodity-linked futures, structured notes and swaps on commodity futures), futures (including, but not limited to, currency, equity, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including, but not limited to, options on currencies, equities, interest rates and swaps, which are commonly referred to as "swaptions") and swaps (including, but not limited to, swaps on commodity and fixed income futures and credit default, cross-currency, interest rate and total return swaps). The Fund may use these derivatives in an effort to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund's effective duration. One or more of the strategies used by the Fund and the Subsidiaries may result in leveraged exposure in general and to one or more specific asset classes.

The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (each, a Subsidiary) and managed by Columbia Management. One Subsidiary is subadvised by AQR and one is subadvised by Eaton Vance. Both Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund's investment restrictions applied on a "look through" basis. Generally, the Subsidiaries will invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AQR and Eaton Vance are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiary that they subadvise and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.

The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.

The Subsidiaries' commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in Subsidiaries, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities or instruments, which may increase brokerage and other transaction costs and have adverse tax consequences.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The AQR Sleeve ��� Managed Futures Strategy

AQR invests its sleeve primarily in a portfolio of futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and total return swaps on equity indices; global developed and emerging market currency forwards; commodity futures and swaps on commodity futures; interest rate futures, bond futures and swaps on bond futures, either by investing directly in those instruments or indirectly by investing in a Subsidiary. AQR may invest this sleeve without limit in foreign instruments, including emerging market instruments. The sleeve's universe of investments includes futures, futures-related instruments, global developed and emerging market exchange traded futures, exchange traded notes and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments may change as market conditions change and as these instruments evolve over time. The investment return of AQR's sleeve is expected to be derived principally from changes in the value of securities.

AQR uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments. Once AQR identifies a trend, the sleeve will take either a long or short position in the given instrument. The size of the position taken will relate to AQR's confidence in the trend continuing as well as AQR's estimate of the instrument's risk. In addition, AQR may reduce the sleeve's position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that its sleeve will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but AQR may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

AQR expects the value of sleeve assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.

The Eaton Vance Sleeve - Global Macro Advantage Strategy

With respect to its sleeve, Eaton Vance invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. Eaton Vance normally invests in multiple countries and may have significant exposure to foreign currencies. Eaton Vance's long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. Eaton Vance may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. Eaton Vance's investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. Eaton Vance may invest in fixed income securities, a wide variety of derivative instruments, commodities-related investments and equity securities. Eaton Vance expects to achieve certain exposures primarily through derivative transactions, including, but not limited to, foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, each of which may create economic leverage. Eaton Vance may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending.

Eaton Vance utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

Eaton Vance employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies is intended to be substantially independent of longer term movements in the stock and bond market.

The Water Island Sleeve - Multi-Event Arbitrage Strategies

Water Island invests this sleeve in equity and debt securities of companies the prices of which Water Island believes are being or will be impacted by a corporate event. Specifically, Water Island employs investment strategies designed to capture price movements generated by publicly announced or anticipated corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

Water Island may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage seeks to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common arbitrage activity, and the approach Water Island generally will use, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. Water Island may engage in short sales when the terms of a proposed acquisition call for the exchange of common stock and/or other securities.

Convertible Arbitrage seeks to profit from pricing discrepancies between an issuer's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy Water Island generally will use, matches a long position in the convertible security with a short position in the underlying common stock. Water Island seeks to purchase convertible securities at discounts to their expected future values and sell shares of the underlying common stock short in order to hedge against equity market movements. The positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage seeks to profit from pricing discrepancies between related debt and/or equity securities. For example, Water Island may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example, the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. It is expected that positions will be liquidated when pricing discrepancies disappear.

Water Island continuously monitors its investments and evaluates each investment's risk/return profile, on both an investment and sleeve level, taking into account the availability of other event-driven opportunities. As a result of this continuous examination of investment conditions, Water Island will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what Water Island believes are the best risk-adjusted opportunities available.

When determining whether to sell or cover a security, Water Island continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. Water Island will sell or cover a security when the securities of the companies involved in the transaction do not meet its expected return criteria in light of prevailing market prices and the relative risks of the situation.

The Wasatch Sleeve - Equity Long/Short Strategy

Wasatch invests this sleeve primarily in equity securities by maintaining long equity positions and short equity positions. Wasatch seeks to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500�� Index). Under normal market conditions, Wasatch invests its sleeve's assets typically in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that Wasatch has identified as being undervalued ("long" equity positions) and sells short those securities ("short" equity positions) that Wasatch has identified as being overvalued.

Wasatch believes that the best opportunities to invest arise when the market's perception of the values of individual companies (measured by the stock price) differs widely from Wasatch's assessment of the intrinsic values of such companies. Wasatch also believes that opportunities to invest in undervalued and overvalued stocks arise due to a variety of market inefficiencies including:

  Changes in market participant psychology and circumstances.

  Imperfect information.

  Forecasts and projections by Wall Street analysts and company representatives that differ from Wasatch's forecasts and projections.

When evaluating a potential long or short investment for the Fund, Wasatch employs a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with particular emphasis on company fundamentals.

Wasatch intends to engage in short sales of securities of companies that it believes:

  Have earnings that appear to be reflected in the current price.

  Are likely to fall short of market expectations.

  Are in industries exhibiting weaknesses.

  Have poor management.

  Are likely to suffer an event affecting long-term earnings.

Wasatch may invest in derivatives, such as options, in order to hedge risk. In addition, Wasatch may invest in fixed income securities, including corporate notes, bonds and debentures, including those rated below investment grade. The Wasatch sleeve may invest a large percentage of its assets in relatively few sectors, and the sleeve is expected to have a high turnover rate.

Columbia Management - Liquidity Strategy Sleeve

Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).

Principal Risks

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Credit Default Swaps ��� The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument, and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Forward Rate Agreements ��� Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The Fund may act as a buyer or a seller.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk ��� Interest Rate Swaps - The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk ��� Total Return Swaps - In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Investing in Other Funds Risk ��� The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Commodity-Related Investment Risk ��� The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Reverse Repurchase Agreements Risk ��� Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

  Repurchase Agreements Risk ��� Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.

  Short Selling Risk ��� The Fund may make short sales, which involve selling a security or other assets the Fund does not own in anticipation that its price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions.

  Risk of Investing in Wholly-Owned Subsidiary - By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. In managing the Subsidiary's investment portfolio, the Investment Manager will manage the Subsidiary's portfolio in accordance with the Fund's investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Tax Risk ��� As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiaries, which, in turn, would invest in commodities or commodity-linked instruments. Each Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiaries as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiaries, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or the Fund's liquidation. See Taxes below for more information about the Fund's status as a regulated investment company.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

  Sovereign Debt Risk ��� A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Citigroup 3-month U.S. Treasury Bill Index, which is an unmanaged index that represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.

Shareholder Fees (dei_DocumentInformationDocumentAxis, Class A Shares)	0 Months Ended
Mar. 14, 2012
(Columbia Active Portfolios�����Select Large Cap Growth Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Active Portfolios�� Multi-Manager Core Plus Bond Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Active Portfolios�� Multi-Manager Small Cap Equity Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Active Portfolios�� Multi-Manager Alternative Strategies Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, Class A Shares)	0 Months Ended
	Mar. 14, 2012
(Columbia Active Portfolios�����Select Large Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.19%
(Active Portfolios�� Multi-Manager Core Plus Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[1]
Total annual Fund operating expenses	1.00%
Fee waivers and/or reimbursements	(0.16%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Active Portfolios�� Multi-Manager Small Cap Equity Fund) | Class A Shares
Operating Expenses:
Management fees	0.96%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.45%	[1]
Total annual Fund operating expenses	1.66%
Fee waivers and/or reimbursements	(0.32%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Active Portfolios�� Multi-Manager Alternative Strategies Fund) | Class A Shares
Operating Expenses:
Management fees	1.10%
Distribution and/or service (Rule 12b-1) fees	0.25%
Dividend expenses and borrowing costs on securities sold short	0.09%	[5]
Remainder of other expenses	0.42%
Other expenses	0.51%	[1]
Total annual Fund operating expenses	1.86%
Fee waivers and/or reimbursements	(0.27%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.19% for Class A.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.84% for Class A.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.
[5]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.50% for Class A.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 14, 2012
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 14, 2012
Prospectus Date	rr_ProspectusDate	Mar 14, 2012
(Columbia Active Portfolios�����Select Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $835 million and $501.62 billion as of February 29, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time emphasize one or more economic sectors in selecting its investments and may invest more than 25% of its assets in companies in each of the technology and health care sectors.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk ��� Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Updated performance information will be available by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
(Columbia Active Portfolios�����Select Large Cap Growth Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
(Active Portfolios�� Multi-Manager Core Plus Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified fund that pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in bonds and other debt securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund's investment objective.

Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Fund's Subadvisers. The Subadvisers are Federated Investment Management Company (Federated) and TCW Investment Management Company (TCW). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities and bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined by Columbia Management or the applicable Subadviser to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by Columbia Management or the applicable Subadviser to be of comparable quality. The Fund also may participate in mortgage dollar rolls in an amount up to the Fund's then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level.

Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.

The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to change the effective duration of the Fund or a sleeve of the Fund. The Fund also may invest in private placements.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.

Columbia Management Sleeve

Columbia Management evaluates a number of factors in identifying investment opportunities and constructing its sleeve of the Fund. The selection of debt obligations is the primary decision in building the investment portfolio.

Columbia Management evaluates a security based on its potential to generate income and/or capital appreciation. Columbia Management considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

Columbia Management also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to allocate sleeve assets among issuers, securities, industry sectors and maturities.

Columbia Management may sell a security if it believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Federated Sleeve

Federated seeks to enhance the performance of its sleeve by allocating relatively more assets to a fixed-income sector that Federated expects to offer the best balance between total return and risk and thus offer the greatest potential for return.

Federated utilizes a four-part decision making process. First, Federated lengthens or shortens portfolio duration from time to time based on its interest rate outlook. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. Second, Federated strategically positions sleeve assets based on its expectations for changes in the relative yield of similar securities with different maturities (frequently referred to as a "yield curve"). Federated tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. Third, Federated pursues relative value opportunities within the sectors in which the Fund may invest. Finally, Federated selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, Federated employs fundamental analysis in an effort to identify those corporate debt securities with the most potential upside within specific credit quality constraints. Similarly, with respect to mortgage-backed securities, Federated utilizes quantitative models to analyze specific characteristics of the underlying mortgage pool and find those securities in the sector it believes are most attractive.

This four-part investment process is designed to capture the depth of experience and focus of each of Federated's fixed-income sector teams - government, corporate, mortgage-backed, asset-backed, high-yield and international.

Federated may seek to hedge investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns.

Federated typically sells securities for one of two reasons: first and foremost, for credit concerns - if Federated believes that the credit will deteriorate more than anticipated by the market; and second, for valuation reasons - if the yield moves inside of other comparable industry issuers and thus represents a lesser risk/reward profile on a total return basis. Federated does not employ or set strict quantitative sell disciplines.

TCW Sleeve

With respect to its sleeve, TCW seeks to enhance the Fund's performance through the measured and diversified application of five fixed income management strategies: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution. TCW's investment philosophy is predicated on a long-term economic outlook, and investments are characterized by diversification among the sectors of the fixed income marketplace. In seeking to identify undervalued securities, TCW focuses on such investment metrics as current yield, potential for price appreciation, position in capital structure via other creditors, yield to maturity, rating, duration, and liquidity. The most important facet of TCW's portfolio construction process is the application of independent, bottom-up research in an effort to identify securities that are undervalued and that offer a superior risk/return profile. TCW seeks to control risk through a variety of techniques including diversification, duration constraints, and quantitative scenario analysis. Under normal market conditions, TCW seeks to construct for its sleeve an investment portfolio with a weighted average effective duration of no more than eight years.

TCW may sell portfolio securities when it determines to take advantage of a better investment opportunity because TCW believes that the Fund's current portfolio securities no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

(Active Portfolios�� Multi-Manager Core Plus Bond Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
(Active Portfolios�� Multi-Manager Small Cap Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a diversified fund that pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000�� Index at the time of purchase (between $26.0 million and $3.6 billion as of February 29, 2012). The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in real estate investment trusts (REITs) and exchange-traded funds (ETFs).

Columbia Management is responsible for providing day-to-day portfolio management of two sleeves of the Fund and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC (EAM) and RS Investment Management Co. LLC (RS Investments). In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM's sleeve. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.

Columbia Management ��� Small Cap Value Strategy Sleeve

Columbia Management combines fundamental and quantitative analysis with risk management in seeking to identify value opportunities and construct this sleeve. When selecting investments, Columbia Management considers, among other factors:

  businesses that Columbia Management believes to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Management believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Columbia Management may sell a security when the security's price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

DGHM ��� Small Cap Value Strategy Sleeve

Other than assets invested in REITs (as described below), DGHM invests this sleeve's assets primarily in small capitalization equity securities of domestic companies that DGHM believes are undervalued. The companies may be unseasoned or established companies.

In identifying securities for this sleeve, DGHM utilizes a proprietary valuation model combined with in-depth industry and company specific research developed by DGHM. More specifically, DGHM uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to DGHM's assessment of their potential value. DGHM focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities to purchase. DGHM may weigh other factors against a company's valuation in deciding which companies appear attractive for investment. These factors may include the following:

  quality of the business franchise,

  competitive advantage,

  economic or market conditions,

  deployment of capital, and/or

  reputation, experience, and competence of the company's management.

In implementing its investment strategy, DGHM invests with a multi-year investment horizon rather than focusing on the month or quarter end data. DGHM does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices, etc.). Additionally, DGHM does not attempt to predict the direction of the stock market.

DGHM may invest a significant portion of its sleeve assets in one or more sectors of the equity securities market, including but not limited to healthcare, technology and natural resources sectors.

Generally, securities are sold when the characteristics and factors used to select the securities change or the securities have appreciated to the point where it is no longer attractive for the Fund to hold.

REMS provides advisory services with respect to investments that this sleeve may make in REITs. DGHM is responsible for the overall management of this sleeve and the supervision of REMS. There is no pre-determined allocation to REMS, and the allocation is determined through on-going discussions between these Subadvisers. When providing advisory services with respect to DGHM's sleeve, REMS follows the investment approach described above for DGHM.

EAM ��� Small Cap Growth Strategy Sleeve

EAM chooses investments for this sleeve through bottom-up fundamental analysis, which utilizes a blend of a quantitative discovery process to screen for investment ideas that meet certain criteria, including, but not limited to, technical factors, such as changes in relative price strength, and fundamental factors, such as earnings surprise and estimate revisions (the Discovery Phase), and a qualitative analysis process (the Analysis Phase). In selecting individual securities for investment, EAM seeks companies with the potential for sustained earnings acceleration.

To that end, during the Discovery Phase EAM looks to identify companies likely to benefit from positive fundamental change by utilizing an objective screening process. Those companies meeting the criteria established to move beyond the Discovery Phase next move to the Analysis Phase, where EAM seeks to determine whether any changes in the company's fundamentals have occurred, whether those changes may lead to sustainable earnings growth acceleration and whether it is a timely investment in terms of EAM's fundamental valuation of the company and its current market price. During the Analysis Phase, EAM considers such factors as the company's internal environment (e.g., a new product, new management or change in cost structure) and/or external environment (e.g., new regulations, new geographies, market share shifts and new business incentives).

EAM may sell a security if EAM believes that other investments are more attractive, the company's fundamentals have deteriorated (including but not limited to deteriorating relative strength, negative internal and/or external change, negative estimate revisions and/or negative earnings surprise), the company's catalyst for growth is already reflected in the security's price (i.e., the security is fully valued), or for other reasons.

RS Investments ��� Concentrated Small Cap Growth Strategy Sleeve

RS Investments is focused on companies that have market capitalizations (at the time of purchase) of $3 billion or smaller. RS Investments' sleeve typically invests most of its assets in securities of U.S. companies, but may also invest a portion of its assets in foreign securities. The RS Investments sleeve will typically hold securities of a relatively small number of stocks (generally between 20-30).

RS Investments employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that it believes have greater earnings growth potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: proprietary advantages, leading market share, expanding margins and profitability, strong organic revenue growth and experienced management teams. Purchase decisions are based on RS Investments' expectation of the potential reward relative to risk of each security and on RS Investments' long term earnings estimates.

RS Investments' sell discipline includes both quantitative and qualitative analysis of each position. Investments are typically sold when RS Investments' believes that: anticipated price appreciation has been achieved or is no longer probable; alternate investments offer superior reward to risk potential; or a fundamental change has occurred in the company or its market.

Columbia Management ��� Liquidity Strategy Sleeve

Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Investing in Other Funds Risk ��� The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Real Estate Investment Trusts Risk ��� Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 2000 Index, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(Active Portfolios�� Multi-Manager Small Cap Equity Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.66%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
(Active Portfolios�� Multi-Manager Alternative Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with an emphasis on absolute (positive) returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles and strategies across different markets. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, techniques and practices that are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle.

Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are AQR Capital Management, LLC (AQR), Eaton Vance Management (Eaton Vance), Wasatch Advisors, Inc. (Wasatch) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

As described below, the Subadvisers' investment strategies and techniques may involve seeking exposure to capital markets; seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; and/or seeking to benefit from cyclical themes and relationships or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity and fixed income markets.

The Fund may employ both long (an ordinary purchase) and short (described below) positions in equity securities (including common stock, preferred stock and convertible securities), fixed-income securities (including sovereign and quasi-sovereign debt obligations, corporate bonds, notes and debentures), derivative instruments (including futures, forwards, swaps and commodity-linked investments) and exchange-traded funds (ETFs). When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund's portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.

The Fund may invest in early stage companies and initial public offerings (IPOs). The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as "high yield securities" or "junk bonds") or, if unrated, deemed by the Investment Manager or applicable Subadviser, as the case may be, to be of comparable quality. The Fund may also engage in repurchase agreements and reverse repurchase agreements.

It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in commodity-linked investments (including, but not limited to, commodity-linked futures, structured notes and swaps on commodity futures), futures (including, but not limited to, currency, equity, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including, but not limited to, options on currencies, equities, interest rates and swaps, which are commonly referred to as "swaptions") and swaps (including, but not limited to, swaps on commodity and fixed income futures and credit default, cross-currency, interest rate and total return swaps). The Fund may use these derivatives in an effort to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund's effective duration. One or more of the strategies used by the Fund and the Subsidiaries may result in leveraged exposure in general and to one or more specific asset classes.

The Fund may invest in securities and instruments, including derivatives, indirectly through two offshore, wholly-owned subsidiaries organized under the laws of the Cayman Islands (each, a Subsidiary) and managed by Columbia Management. One Subsidiary is subadvised by AQR and one is subadvised by Eaton Vance. Both Subsidiaries have substantially the same investment objective as the Fund and their investments are consistent with the Fund's investment restrictions applied on a "look through" basis. Generally, the Subsidiaries will invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiaries will comply on a consolidated basis with asset coverage or segregation requirements. AQR and Eaton Vance are expected to invest no more than 25% of the total assets of their respective sleeves in the Subsidiary that they subadvise and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiaries.

The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.

The Subsidiaries' commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in Subsidiaries, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities or instruments, which may increase brokerage and other transaction costs and have adverse tax consequences.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The AQR Sleeve ��� Managed Futures Strategy

AQR invests its sleeve primarily in a portfolio of futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and total return swaps on equity indices; global developed and emerging market currency forwards; commodity futures and swaps on commodity futures; interest rate futures, bond futures and swaps on bond futures, either by investing directly in those instruments or indirectly by investing in a Subsidiary. AQR may invest this sleeve without limit in foreign instruments, including emerging market instruments. The sleeve's universe of investments includes futures, futures-related instruments, global developed and emerging market exchange traded futures, exchange traded notes and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments may change as market conditions change and as these instruments evolve over time. The investment return of AQR's sleeve is expected to be derived principally from changes in the value of securities.

AQR uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments. Once AQR identifies a trend, the sleeve will take either a long or short position in the given instrument. The size of the position taken will relate to AQR's confidence in the trend continuing as well as AQR's estimate of the instrument's risk. In addition, AQR may reduce the sleeve's position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that its sleeve will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but AQR may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

AQR expects the value of sleeve assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.

The Eaton Vance Sleeve - Global Macro Advantage Strategy

With respect to its sleeve, Eaton Vance invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. Eaton Vance normally invests in multiple countries and may have significant exposure to foreign currencies. Eaton Vance's long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. Eaton Vance may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. Eaton Vance's investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. Eaton Vance may invest in fixed income securities, a wide variety of derivative instruments, commodities-related investments and equity securities. Eaton Vance expects to achieve certain exposures primarily through derivative transactions, including, but not limited to, foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, each of which may create economic leverage. Eaton Vance may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending.

Eaton Vance utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

Eaton Vance employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies is intended to be substantially independent of longer term movements in the stock and bond market.

The Water Island Sleeve - Multi-Event Arbitrage Strategies

Water Island invests this sleeve in equity and debt securities of companies the prices of which Water Island believes are being or will be impacted by a corporate event. Specifically, Water Island employs investment strategies designed to capture price movements generated by publicly announced or anticipated corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

Water Island may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities. These investment strategies are described more fully below.

Merger Arbitrage seeks to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common arbitrage activity, and the approach Water Island generally will use, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. Water Island may engage in short sales when the terms of a proposed acquisition call for the exchange of common stock and/or other securities.

Convertible Arbitrage seeks to profit from pricing discrepancies between an issuer's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy Water Island generally will use, matches a long position in the convertible security with a short position in the underlying common stock. Water Island seeks to purchase convertible securities at discounts to their expected future values and sell shares of the underlying common stock short in order to hedge against equity market movements. The positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.

Capital Structure Arbitrage seeks to profit from pricing discrepancies between related debt and/or equity securities. For example, Water Island may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example, the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. It is expected that positions will be liquidated when pricing discrepancies disappear.

Water Island continuously monitors its investments and evaluates each investment's risk/return profile, on both an investment and sleeve level, taking into account the availability of other event-driven opportunities. As a result of this continuous examination of investment conditions, Water Island will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what Water Island believes are the best risk-adjusted opportunities available.

When determining whether to sell or cover a security, Water Island continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. Water Island will sell or cover a security when the securities of the companies involved in the transaction do not meet its expected return criteria in light of prevailing market prices and the relative risks of the situation.

The Wasatch Sleeve - Equity Long/Short Strategy

Wasatch invests this sleeve primarily in equity securities by maintaining long equity positions and short equity positions. Wasatch seeks to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500�� Index). Under normal market conditions, Wasatch invests its sleeve's assets typically in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that Wasatch has identified as being undervalued ("long" equity positions) and sells short those securities ("short" equity positions) that Wasatch has identified as being overvalued.

Wasatch believes that the best opportunities to invest arise when the market's perception of the values of individual companies (measured by the stock price) differs widely from Wasatch's assessment of the intrinsic values of such companies. Wasatch also believes that opportunities to invest in undervalued and overvalued stocks arise due to a variety of market inefficiencies including:

  Changes in market participant psychology and circumstances.

  Imperfect information.

  Forecasts and projections by Wall Street analysts and company representatives that differ from Wasatch's forecasts and projections.

When evaluating a potential long or short investment for the Fund, Wasatch employs a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with particular emphasis on company fundamentals.

Wasatch intends to engage in short sales of securities of companies that it believes:

  Have earnings that appear to be reflected in the current price.

  Are likely to fall short of market expectations.

  Are in industries exhibiting weaknesses.

  Have poor management.

  Are likely to suffer an event affecting long-term earnings.

Wasatch may invest in derivatives, such as options, in order to hedge risk. In addition, Wasatch may invest in fixed income securities, including corporate notes, bonds and debentures, including those rated below investment grade. The Wasatch sleeve may invest a large percentage of its assets in relatively few sectors, and the sleeve is expected to have a high turnover rate.

Columbia Management - Liquidity Strategy Sleeve

Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk ��� The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Credit Default Swaps ��� The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument, and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Forward Rate Agreements ��� Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The Fund may act as a buyer or a seller.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk ��� Interest Rate Swaps - The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk ��� Total Return Swaps - In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Investing in Other Funds Risk ��� The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Commodity-Related Investment Risk ��� The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

  Leverage Risk ��� Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Geographic Concentration Risk ��� The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Reverse Repurchase Agreements Risk ��� Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

  Repurchase Agreements Risk ��� Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.

  Short Selling Risk ��� The Fund may make short sales, which involve selling a security or other assets the Fund does not own in anticipation that its price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions.

  Risk of Investing in Wholly-Owned Subsidiary - By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. In managing the Subsidiary's investment portfolio, the Investment Manager will manage the Subsidiary's portfolio in accordance with the Fund's investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Tax Risk ��� As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiaries, which, in turn, would invest in commodities or commodity-linked instruments. Each Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiaries as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiaries, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or the Fund's liquidation. See Taxes below for more information about the Fund's status as a regulated investment company.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

  Sovereign Debt Risk ��� A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Citigroup 3-month U.S. Treasury Bill Index, which is an unmanaged index that represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.

(Active Portfolios�� Multi-Manager Alternative Strategies Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expenses and borrowing costs on securities sold short	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.86%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.19% for Class A.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.84% for Class A.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.50% for Class A.